Intangible Assets - Amortization Expense for Intangible Assets (Details) $ in Millions	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 5.2
2023	4.2
2024	4.0
2025	2.4
2026	1.7
Thereafter	4.2
Net Carrying Amount	$ 21.7